Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
During the years ended December 31, 2022, 2021 and 2020, assets depreciated on a straight-line basis over their estimated useful lives as follows:

Years
Buildings	33 - 40
Plant, machinery and equipment	2 - 25
Other assets	2 - 34

	Land	Buildings	Plant, machinery and equipment	Other assets(1)	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2021	€514	€7,595	€34,313	€5,071	€1,624	€49,117
Additions	2	348	2,995	214	1,569	5,128
FCA-PSA merger	1,237	4,371	9,799	807	4,452	20,666
Divestitures	(39)	(469)	(875)	(155)	(11)	(1,549)
Change in the scope of consolidation	(114)	(2,046)	(5,109)	(628)	(431)	(8,328)
Translation differences	51	272	816	83	128	1,350
Transfer from Assets held for sale	1	18	34	—	4	57
Other changes	(1)	143	3,575	682	(3,391)	1,008
At December 31, 2021	1,651	10,232	45,548	6,074	3,944	67,449
Additions	—	322	3,133	367	1,017	4,839
Divestitures and disposals	(39)	(491)	(1,018)	(280)	(67)	(1,895)
Change in the scope of consolidation	7	(6)	(10)	60	1	52
Translation differences	43	242	862	19	188	1,354
Transfer to Assets held for sale	(104)	(168)	(158)	(7)	(18)	(455)
Other changes	(9)	129	1,334	423	(1,402)	475
At December 31, 2022	1,549	10,260	49,691	6,656	3,663	71,819
Accumulated depreciation and impairment losses at January 1, 2021	23	4,648	27,101	1,338	24	33,134
Depreciation	1	545	3,096	350	—	3,992
Divestitures	—	(210)	(822)	(138)	—	(1,170)
Impairment losses and asset write-offs	—	66	71	—	—	137
Change in the scope of consolidation	(8)	(931)	(3,266)	(433)	—	(4,638)
Translation differences	—	18	56	11	—	85
Transfer from Assets held for sale	—	—	(3)	(1)	—	(4)
Other changes	1	33	287	104	—	425
At December 31, 2021	17	4,169	26,520	1,231	24	31,961
Depreciation	3	583	3,633	434	—	4,653
Divestitures and disposals	(1)	(250)	(1,012)	(154)	—	(1,417)
Impairment losses and asset write-offs	9	37	—	—	—	46
Change in the scope of consolidation	2	(2)	15	24	—	39
Translation differences	—	26	150	(3)	3	176
Transfer to Assets held for sale	—	(84)	(112)	(4)	—	(200)
Other changes	2	11	158	185	—	356
At December 31, 2022	32	4,490	29,352	1,713	27	35,614
Carrying amount at December 31, 2021	€1,634	€6,063	€19,028	€4,843	€3,920	€35,488
Carrying amount at December 31, 2022	€1,517	€5,770	€20,339	€4,943	€3,636	€36,205
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(1) Other assets includes vehicles sold with a buy-back commitments for which the divestitures are reported on a net basis within the changes of gross carrying amount

Disclosure of changes in right-of-use assets
Changes in Right-of-use assets are as follows:

	Land	Buildings	Plant, machinery and equipment	Other assets	Total
	(€ million)
Balance at January 1, 2021	€4	€1,357	€216	€107	€1,684
FCA-PSA merger	20	1,395	300	187	1,902
Depreciation	(1)	(285)	(125)	(118)	(529)
Additions	—	133	33	117	283
Divestitures	(2)	(178)	(18)	(4)	(202)
Change in the scope of consolidation	—	(745)	(73)	(79)	(897)
Translation differences	1	98	17	11	127
Other	—	(41)	(1)	—	(42)
Balance at December 31, 2021	22	1,734	349	221	2,326
Depreciation	(3)	(269)	(126)	(157)	(555)
Additions	—	124	46	208	378
Divestitures	(2)	(196)	(7)	(7)	(212)
Change in the scope of consolidation	4	(11)	(3)	—	(10)
Translation differences	1	59	11	9	80
Other	1	(40)	(5)	(2)	(46)
Balance at December 31, 2022	€23	€1,401	€265	€272	€1,961